Variable Portfolio – Managed Volatility Growth Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 61.3%
	Shares	Value ($)
International 18.7%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	48,017,804	811,981,061
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	48,422,445	575,742,866
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	23,994,143	304,245,737
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	23,749,638	309,457,786
Total		2,001,427,450
U.S. Large Cap 38.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	4,722,148	283,045,547
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	5,434,602	668,727,713
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	7,266,337	373,853,052
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	26,299,457	664,324,289
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	6,932,655	398,627,645
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	4,331,997	310,950,772
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,608,645	342,465,123
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	6,778,383	338,986,926
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	5,120,216	331,687,611
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	7,422,244	366,361,957
Total		4,079,030,635
U.S. Mid Cap 1.7%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	913,183	57,101,315
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	1,168,388	59,248,948
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	595,106	32,296,398
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	556,362	31,562,416
Total		180,209,077
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.7%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	3,312,631	42,202,922
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	2,794,504	40,324,686
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,760,803	104,855,301
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	2,385,683	105,423,354
Total		292,806,263
Total Equity Funds (Cost $3,164,063,719)		6,553,473,425

Exchange-Traded Equity Funds 1.0%

U.S. Mid Large Cap 1.0%
iShares Core S&P 500 ETF	62,125	40,580,671
Vanguard S&P 500 ETF	107,125	64,012,544
Total		104,593,215
Total Exchange-Traded Equity Funds (Cost $87,727,249)		104,593,215

Exchange-Traded Fixed Income Funds 7.2%

Investment Grade 7.2%
iShares Core U.S. Aggregate Bond ETF	1,000,000	99,270,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,114,500	339,449,355
Vanguard Intermediate-Term Corporate Bond ETF	3,395,000	280,936,250
Vanguard Total Bond Market ETF	750,000	55,230,000
Total		774,885,605
Total Exchange-Traded Fixed Income Funds (Cost $764,587,636)		774,885,605

Variable Portfolio – Managed Volatility Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2026 (Unaudited)
Fixed Income Funds 11.0%
	Shares	Value ($)
Investment Grade 11.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a),(b)	14,927,811	116,735,485
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	18,306,159	157,432,966
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,143,707	39,448,090
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	11,095,689	78,335,562
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	8,404,669	78,919,836
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	16,941,245	157,553,580
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	21,159,769	196,997,453
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	36,324,428	354,526,417
Total		1,179,949,389
Total Fixed Income Funds (Cost $1,298,627,005)		1,179,949,389

Residential Mortgage-Backed Securities - Agency 9.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2041- 04/13/2056	3.000%	81,100,000	72,917,344
04/16/2041- 04/13/2056	3.500%	151,600,000	140,643,456
04/16/2041- 04/13/2056	4.000%	196,850,000	187,492,041
04/13/2056	4.500%	183,000,000	176,596,038
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/13/2056	5.000%	125,550,000	123,808,200
04/13/2056	5.500%	169,000,000	169,778,399
04/13/2056	6.000%	174,000,000	177,363,072
Total Residential Mortgage-Backed Securities - Agency (Cost $1,056,484,053)			1,048,598,550

Put Option Contracts Purchased 0.9%
Value ($)
(Cost $97,110,688)	96,934,365

Money Market Funds 16.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(a),(d)	1,730,675,343	1,729,983,073
Total Money Market Funds (Cost $1,729,912,006)		1,729,983,073
Total Investments in Securities (Cost: $8,198,512,356)		11,488,417,622
Other Assets & Liabilities, Net		(796,127,594)
Net Assets		10,692,290,028
At March 31, 2026, securities and/or cash totaling $162,998,620 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
17,452,000 AUD	11,932,404 USD	Barclays	04/22/2026	—	(105,579)
16,000,000 CAD	11,809,425 USD	Barclays	04/22/2026	297,636	—
26,404,000 CAD	18,951,734 USD	Barclays	04/22/2026	—	(45,596)
25,500,000 CHF	32,883,920 USD	Barclays	04/22/2026	917,728	—
402,887,000 NOK	41,487,694 USD	Barclays	04/22/2026	—	(116,932)
5,242,811 USD	7,414,000 AUD	Barclays	04/22/2026	—	(128,807)
26,457,668 USD	19,727,000 GBP	Barclays	04/22/2026	—	(347,668)
17,940,316 USD	31,379,000 NZD	Barclays	04/22/2026	104,178	—
39,500,000 EUR	45,779,907 USD	Citi	04/22/2026	77,486	—
Variable Portfolio – Managed Volatility Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
207,947,000 NOK	21,362,516 USD	Citi	04/22/2026	—	(111,390)
28,414,649 USD	21,546,000 GBP	Citi	04/22/2026	102,918	—
4,241,355 USD	6,028,000 AUD	Goldman Sachs International	04/22/2026	—	(83,381)
21,676,000 CAD	15,854,069 USD	HSBC	04/22/2026	258,472	—
1,191,000,000 SEK	129,217,750 USD	HSBC	04/22/2026	3,268,249	—
15,713,064 USD	153,475,000 NOK	HSBC	04/22/2026	135,722	—
43,006,000 CAD	31,521,420 USD	JPMorgan	04/22/2026	579,168	—
45,835,000 EUR	52,575,458 USD	JPMorgan	04/22/2026	—	(456,706)
8,937,259 USD	7,680,000 EUR	JPMorgan	04/22/2026	—	(51,320)
219,200,993 USD	34,600,000,000 JPY	JPMorgan	04/22/2026	—	(752,336)
2,523,317,000 JPY	15,928,978 USD	Morgan Stanley	04/22/2026	—	(2,098)
6,567,500 USD	5,700,000 EUR	Morgan Stanley	04/22/2026	27,534	—
128,463,720 USD	1,241,000,000 NOK	Morgan Stanley	04/22/2026	—	(310,313)
6,446,313 USD	10,992,000 NZD	Morgan Stanley	04/22/2026	—	(125,364)
10,439,574 USD	96,731,000 SEK	Morgan Stanley	04/22/2026	—	(210,169)
17,334,000 CHF	22,104,055 USD	UBS	04/22/2026	374,566	—
3,733,071,000 JPY	23,612,685 USD	UBS	04/22/2026	43,773	—
252,186,000 SEK	26,398,066 USD	UBS	04/22/2026	—	(270,869)
65,504,523 USD	49,000,000 GBP	UBS	04/22/2026	—	(649,756)
37,500,000 AUD	26,385,712 USD	Wells Fargo	04/22/2026	519,088	—
13,538,000 CHF	17,312,353 USD	Wells Fargo	04/22/2026	341,439	—
26,850,000 CHF	33,606,230 USD	Wells Fargo	04/22/2026	—	(52,290)
4,273,472 USD	680,773,000 JPY	Wells Fargo	04/22/2026	24,619	—
6,501,862 USD	11,055,000 NZD	Wells Fargo	04/22/2026	—	(144,684)
25,625,227 USD	239,437,000 SEK	Wells Fargo	04/22/2026	—	(304,513)
Total				7,072,576	(4,269,771)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	272	04/2026	EUR	21,284,000	—	(416,599)
DAX Index	10	06/2026	EUR	5,709,250	—	(299,109)
FTSE 100 Index	55	06/2026	GBP	5,609,450	—	(49,569)
IBEX 35 Index	14	04/2026	EUR	2,375,310	—	(27,322)
NASDAQ 100 Index E-mini	325	06/2026	USD	155,447,500	—	(4,502,720)
S&P 500 Index E-mini	914	06/2026	USD	300,283,275	91,508	—
S&P 500 Index E-mini	802	06/2026	USD	263,487,075	—	(4,619,103)
S&P/TSX 60 Index	275	06/2026	CAD	104,929,000	615,324	—
SPI 200 Index	2	06/2026	AUD	425,650	—	(5,876)
U.S. Long Bond	98	06/2026	USD	11,159,750	85,121	—
U.S. Long Bond	823	06/2026	USD	93,719,125	—	(1,182,745)
U.S. Treasury 10-Year Note	40	06/2026	USD	4,441,875	19,924	—
U.S. Treasury 10-Year Note	241	06/2026	USD	26,762,297	—	(47,166)
U.S. Treasury 2-Year Note	1,662	06/2026	USD	344,774,109	—	(1,387,348)
U.S. Treasury 5-Year Note	100	06/2026	USD	10,817,969	34,976	—
U.S. Treasury 5-Year Note	3,441	06/2026	USD	372,246,306	—	(3,319,553)
U.S. Treasury Ultra Bond	70	06/2026	USD	8,159,375	30,485	—
U.S. Treasury Ultra Bond	851	06/2026	USD	99,194,688	—	(1,369,255)
Total					877,338	(17,226,365)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(1,986)	06/2026	EUR	(109,130,700)	4,065,412	—
Euro STOXX 50 Index	(475)	06/2026	EUR	(26,101,250)	—	(199,579)
FTSE/MIB Index	(137)	06/2026	EUR	(29,849,560)	174,089	—

Variable Portfolio – Managed Volatility Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2026 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
OMXS30 Index	(104)	04/2026	SEK	(30,368,000)	—	(72,559)
Russell 2000 Index E-mini	(360)	06/2026	USD	(45,219,600)	—	(82,755)
S&P Mid 400 Index E-mini	(40)	06/2026	USD	(13,586,000)	29,490	—
S&P Mid 400 Index E-mini	(53)	06/2026	USD	(18,001,450)	—	(56,436)
TOPIX Index	(13)	06/2026	JPY	(455,520,000)	6,030	—
Total					4,275,021	(411,329)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	64,632,348	99	6,650.00	06/18/2026	2,693,149	2,745,765
S&P 500 Index	Morgan Stanley	USD	78,342,240	120	6,420.00	06/18/2026	3,192,422	2,349,600
S&P 500 Index	Morgan Stanley	USD	1,158,812,300	1,775	5,300.00	12/17/2027	45,614,640	42,955,000
S&P 500 Index	Morgan Stanley	USD	865,028,900	1,325	5,400.00	12/17/2027	33,870,337	34,489,750
S&P 500 Index	Morgan Stanley	USD	336,218,780	515	5,500.00	12/17/2027	11,740,140	14,394,250
Total							97,110,688	96,934,365

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(64,632,348)	(99)	6,650.00	06/18/2026	(2,553,851)	(1,972,575)
S&P 500 Index	Morgan Stanley	USD	(78,342,240)	(120)	6,420.00	06/18/2026	(3,479,577)	(4,148,400)
Total							(6,033,428)	(6,120,975)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	1,777,539,803	1,663,902,953	(1,711,273,551)	(186,132)	1,729,983,073	—	33,185	15,968,075	1,730,675,343
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	300,981,198	—	(215,724)	(17,719,927)	283,045,547	—	737,739	—	4,722,148
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	118,187,197	—	(973,186)	(478,526)	116,735,485	—	24,321	—	14,927,811
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	710,321,783	—	(1,831,334)	(39,762,736)	668,727,713	—	4,652,598	—	5,434,602
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	163,009,168	—	(6,695,600)	1,119,398	157,432,966	—	(1,105,906)	—	18,306,159
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	413,281,041	—	(115,848)	(39,312,141)	373,853,052	—	(4,819)	—	7,266,337
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	40,848,605	—	(1,506,857)	106,342	39,448,090	—	(63,828)	—	4,143,707
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	80,272,028	—	(2,175,888)	239,422	78,335,562	—	(689,568)	—	11,095,689
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	859,029,192	52,566,778	(45,347,922)	(54,266,987)	811,981,061	—	15,598,188	52,566,778	48,017,804
Variable Portfolio – Managed Volatility Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	707,676,547	—	(255,125)	(43,097,133)	664,324,289	—	212,144	—	26,299,457
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	420,282,218	—	(20,813,967)	(840,606)	398,627,645	—	12,717,751	—	6,932,655
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	59,576,956	—	(168,628)	(2,307,013)	57,101,315	—	397,087	—	913,183
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	61,359,992	—	(2,318,186)	207,142	59,248,948	—	4,267,329	—	1,168,388
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	44,015,452	—	(1,912,114)	99,584	42,202,922	—	323,639	—	3,312,631
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	43,049,644	—	(1,038,910)	(1,686,048)	40,324,686	—	257,489	—	2,794,504
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	81,732,530	—	(3,569,090)	756,396	78,919,836	—	(491,500)	—	8,404,669
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	163,383,839	—	(6,884,063)	1,053,804	157,553,580	—	(1,220,093)	—	16,941,245
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	353,246,736	—	(24,147)	(42,271,817)	310,950,772	—	70,959	—	4,331,997
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	360,736,740	—	(13,991,486)	(4,280,131)	342,465,123	—	11,783,370	—	7,608,645
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	203,888,218	—	(7,783,782)	893,017	196,997,453	—	(886,511)	—	21,159,769
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	33,590,703	—	(1,028,992)	(265,313)	32,296,398	—	1,837,772	—	595,106
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	358,479,989	—	(3,279,853)	(16,213,210)	338,986,926	—	6,285,446	—	6,778,383
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	32,415,929	—	(47,465)	(806,048)	31,562,416	—	107,537	—	556,362
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	354,965,640	—	(249,718)	(23,028,311)	331,687,611	—	85,728	—	5,120,216
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	367,218,325	—	(14,281,982)	1,590,074	354,526,417	—	(1,571,729)	—	36,324,428
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	388,158,887	—	(286,258)	(21,510,672)	366,361,957	—	771,399	—	7,422,244
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	612,189,827	14,464,097	(17,893,285)	(33,017,773)	575,742,866	—	1,563,098	14,464,097	48,422,445
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	325,951,414	2,618,223	(16,082,504)	(8,241,396)	304,245,737	—	(428,800)	2,618,223	23,994,143
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	325,390,868	9,656,912	(13,982,692)	(11,607,302)	309,457,786	—	5,346,140	9,656,912	23,749,638
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	108,333,707	—	(2,360,515)	(1,117,891)	104,855,301	—	3,099,017	—	2,760,803

Variable Portfolio – Managed Volatility Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	109,041,301	—	(4,090,419)	472,472	105,423,354	—	4,985,432	—	2,385,683
Total	9,978,155,477			(355,479,462)	9,463,405,887	—	68,694,614	95,274,085

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Managed Volatility Growth Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7047_(05/26)